SCHEDULE OF REMUNERATION OF DIRECTORS (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Directors' fees		$ 695		$ 512		$ 262
Bonus		448		1,130		517
Salary		350		392		433
Share based payment expenses		319		577		876
G. Cerrone [member]
IfrsStatementLineItems [Line Items]
Directors' fees	[1]	574		376		145
Bonus	[1]	348		934		300
Salary	[1]
Share based payment expenses	[1]
G Jacob [member]
IfrsStatementLineItems [Line Items]
Directors' fees			[2]		[2]
Bonus		100	[2]	196	[2]	217
Salary		350	[2]	392	[2]	433
Share based payment expenses		228	[2]	526	[2]	834
W Simon [member]
IfrsStatementLineItems [Line Items]
Directors' fees		41		40		39
Bonus
Salary
Share based payment expenses		35		10
J Brancaccio [member]
IfrsStatementLineItems [Line Items]
Directors' fees		40		56		39
Bonus
Salary
Share based payment expenses		45		30		24
B Denoyer [member]
IfrsStatementLineItems [Line Items]
Directors' fees		40		40		39
Bonus
Salary
Share based payment expenses		$ 11		$ 11		$ 18

[1]	Gabriele Cerrone had a bonus awarded for $347,500 in the year ended March 31, 2025.
[2]	Gary Jacob bonus is payable base on a performance condition.